Fair Value Measurements - Schedule of Change in Fair Value of Convertible Preferred Stock Warrants Liability (Details) - Convertible preferred stock warrants liability [Member] - USD ($)
$ in Thousands
	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023
Schedule of Change in Fair Value of Convertible Preferred Stock Warrants Liability [Line Items]
Balance	$ 106	$ 179	$ 203	$ 330	$ 330	$ 330	$ 330
Change in estimated fair value	91	(73)	(24)	(126)
Conversion into Private Warrants	(197)
Balance		$ 106	$ 179	$ 204	$ 330	$ 330	$ 203